Noncontrolling Interests	6 Months Ended
Jun. 30, 2020
Noncontrolling Interests
Noncontrolling Interests

Note 17 – Noncontrolling Interests

A reconciliation of non-controlling interest as of June 30, 2020 and December 31, 2019 is as follows:

	June 30,	December 31,
	2020	2019

Beginning Balance	$4,346,216	$7,918,096
Proportionate shares of net loss	(253,220)	(3,601,728)
Foreign currency translation adjustment	1,246	29,848

Total	$4,094,242	$4,346,216

As of June 30, 2020 and December 31, 2019, the noncontrolling interests balances represented the noncontrolling shareholder’s 30% equity interests in Shangchi Automobile (formerly known as Suzhou E-Motors) and its subsidiary Shenzhen E-Motors.